Project debt, Main variations (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Main variations [Abstract]
Repayment of debt		$ 385,964	$ 613,242	$ 182,636
Debt refinancing, financial income	$ 36,600
IFRS 9 [member]
Main variations [Abstract]
Debt refinancing, financial income		36,642
Solana [Member]
Main variations [Abstract]
Repayment of debt		$ 61,500